Basis of Presentation and General information, Assets and Liabilities of Toro (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 07, 2023
Assets and Liabilities [Abstract]
Cash and cash equivalents	$ 151,775,129	$ 87,896,786	$ 111,383,645
Accounts receivable trade, net	7,909,514	2,688,116
Due from related parties - current	13,155,509	6,393,625
Inventories	791,788	1,552,262
Prepaid expenses and other assets, current	3,407,988	3,773,218
Due from related parties - non-current	2,893,839	3,504,667
Prepaid expenses and other assets, non-current	805,182	204,146
Deferred charges, net	6,066,454	2,205,544	$ 3,231,461
Due to Related Parties	(1,106,606)	(889,020)
Accounts payable	(3,714,698)	(2,127,051)
Accrued liabilities	(16,700,000)	(23,045,515)
Related Party [Member]
Assets and Liabilities [Abstract]
Long-term debt, net	0	(89,921,162)
Related Party [Member] | Toro [Member]
Assets and Liabilities [Abstract]
Cash and cash equivalents				$ 61,359,774
Accounts receivable trade, net				6,767,408
Due from related parties - current				4,528,948
Inventories				890,523
Prepaid expenses and other assets, current				1,447,062
Vessels, net				91,492,003
Restricted Cash				700,000
Due from related parties - non-current				1,708,474
Prepaid expenses and other assets, non-current				4,449,999
Deferred charges, net				2,685,922
Due to Related Parties	(1,069,444)	(687,500)		(3,001,865)
Accounts payable				(2,432,095)
Accrued liabilities				(3,041,530)
Long-term debt, net	$ 0	$ (89,921,162)		(12,413,056)
Net assets of Toro				155,141,567
Less: Investment in Preferred Shares of Toro issued as part of Spin-Off (refer Note 4(c))				(117,222,135)
Distribution of net assets of Toro to the Company's shareholders				$ 37,919,432